Average Annual Total Returns - Class A Class C and Institutional Class - Banking Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(12.84%)	5.12%	4.78%	(13.98%)	4.50%	4.35%	(7.62%)	3.71%	3.60%	18.40%	15.22%	13.88%	(10.05%)	5.35%	4.51%	(11.40%)	4.66%	4.03%	(5.97%)	3.86%	3.35%	18.40%	15.22%	13.88%